New and amended IFRS standards - Schedule of Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Total lease liabilities	$ 7,661	$ 8,023	$ 3,467
Lease liabilities, short-term	1,097	1,029
Lease liabilities, long-term	$ 6,564	$ 6,994